Tax on Profit on Ordinary Activities (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Summary of current tax

	Six Months Ended 31 December
	2019 £’000	2018 £’000
Current tax	(483)	2,584